Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting	Revenue by region
	For the six months ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
PRC	$10,735,624	$6,362,272
Overseas	963,206	787,513
Total revenue	$11,698,830	$7,149,785

Schedule of Revenue

Revenue by product categories

The summary of our total revenues by product categories for the six months ended March 31, 2021 and 2020 was as follows:

	For the six months ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
Fragrance compounds	$5,957,386	$2,556,881
Health supplements (solid drinks)	4,671,082	1.065,535
Bioactive food ingredients	1,070,362	3,527,369
Total revenue	$11,698,830	$7,149,785